Equity-method investees - Additional Information (Detail) - EUR (€) € in Thousands		5 Months Ended	12 Months Ended
	Jul. 27, 2018	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Equity investment		€ 40,220	€ 40,089	€ 41,342	€ 40,220
(Gain) from loss of control in a former subsidiary					75,411
Revenue			328,343	386,962	428,539
Profit / (loss) before tax			€ (20,565)	€ (31,345)	40,548
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Revenue	€ 13,500
Profit / (loss) before tax	1,603
Kuka Group [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Purchase of interest in subsidiary	€ 30,000
Additional interest in subsidiary	23.54%
Cash consideration	€ 15,000
Nars Miam LLC [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest of equity method investees			49.00%	49.00%
Salena S.r.l. [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest of equity method investees			49.00%	49.00%
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint venture	49.00%	49.00%	49.00%	49.00%
Equity investment		€ 40,133	€ 39,991	€ 41,236	€ 40,133
Additional interest in subsidiary	23.54%
Carrying amount of assets and liabilities	€ 2,613		39,722	41,409
Fair value of retained interest	€ 48,024
Assumed discount rate	14.25%
Revenue		13,836	62,023	52,714
Profit / (loss) before tax		€ 1,135	€ 5,190	€ 4,742
Consideration received for trademarks	€ 15,000
Deferred revenue	€ 7,650
Natuzzi Trading (Shanghai) Co., Ltd [member] | Reportable legal entities [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Equity method investment percentage	49.00%
Elimination of intercompany profit	€ 7,350
Natuzzi Trading (Shanghai) Co., Ltd [member] | Kuka Group [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Cash consideration paid	€ 65,000
Stake rate	51.00%
Estimated fair value on acquisition	€ 48,024
Natuzzi Trading (Shanghai) Co., Ltd [member] | Kuka Group [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Ownership interest in joint venture			51.00%
Equity investment	65,000
Capital injection in subsidiary	€ 35,000
Percentage of increase in share capital	27.46%
Purchase of interest in subsidiary	€ 30,000
Additional interest in subsidiary	23.54%